Note 12 - Equity Compensation (Details) - Stock Option Activity (USD $) In Thousands, unless otherwise specified	6 Months Ended
Dec. 31, 2013
Stock Option Activity [Abstract]
Outstanding at	7
Outstanding at	$ 2,450
Exercised	(5)
Exercised	(1,750)
Forfeited or expired	(2)
Forfeited or expired	$ (700)